Reinsurance premiums ceded (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ceded Credit Risk [Line Items]
Loss and loss expenses recovered	$ 2,100,000	$ 1,000,000	$ 6,300,000	$ 9,300,000
Loss and loss adjustment expenses recoverable	$ 6,284,000	$ 1,412,000	$ 6,284,000	$ 9,277,000	$ 0	$ 0
AM Best, A Rating
Ceded Credit Risk [Line Items]
Number of retrocessionaire		1		1